Schedule of operating lease liabilities (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Right Of Use Assets And Lease Liabilities
Current	$ 141,174	$ 128,669
Non-current	62,736	203,909
Total	$ 203,910	$ 332,578